Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	$ 3,148,366	$ 3,062,923
Ending Balance	3,396,772	3,148,366
Total accumulated other comprehensive loss included in shareholders' equity	3,329,861	3,087,358
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	(38,701)	(56,767)
Other comprehensive income (loss), before reclassifications	(14,161)	18,066
Ending Balance	(52,862)	(38,701)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	150	(455)
Other comprehensive income (loss), before reclassifications	(3,472)	152
Reclassification adjustment	(228)	453
Ending Balance	(3,550)	150
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	(38,551)
Ending Balance	(56,412)	(38,551)
AOCI Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	754
Ending Balance	1,169	754
AOCI Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	(37,797)	(56,031)
Ending Balance	(55,243)	(37,797)
Total accumulated other comprehensive loss included in shareholders' equity	$ (55,243)	$ (37,797)